Stockholders' Equity - Common Stock (Details) - $ / shares	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Common stock, shares authorized	500,000,000		500,000,000	500,000,000
Common stock, par value (in USD per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	21,888,976		13,303,795	5,873,711
Common stock, shares outstanding	21,888,976	21,888,976	13,303,795	5,873,711
Common stock, shares reserved for future issuance	478,111,024		486,696,205	494,126,289